PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [abstract]
Disclosure of property, plant and equipment

16.     PROPERTY, PLANT AND EQUIPMENT

	Plants and buildings	Oil and gas properties	Equipment, machinery and others	Total
	RMB	RMB	RMB	RMB
Cost:
Balance as of January 1, 2016	107,873	613,134	880,711	1,601,718

Additions	277	3,420	626	4,323
Transferred from construction in progress	5,901	31,473	50,025	87,399
Reclassifications	1,426	(115)	(1,311)	—
Reclassification to lease prepayments and other long-term assets	(130)	—	(2,202)	(2,332)
Disposals	(509)	(27)	(35,100)	(35,636)
Exchange adjustments	82	2,800	187	3,069

Balance as of December 31, 2016	114,920	650,685	892,936	1,658,541

Balance as of January 1, 2017	114,920	650,685	892,936	1,658,541

Additions	854	1,627	11,983	14,464
Transferred from construction in progress	6,789	19,881	54,605	81,275
Reclassifications	(673)	(50)	723	—
Reclassification to lease prepayments and other long-term assets	(859)	(1,702)	(8,751)	(11,312)
Disposals	(878)	(211)	(10,985)	(12,074)
Exchange adjustments	(140)	(2,573)	(199)	(2,912)

Balance as of December 31, 2017	120,013	667,657	940,312	1,727,982

Accumulated depreciation:
Balance as of January 1, 2016	44,469	374,191	449,609	868,269
Depreciation for the year	3,815	49,005	47,914	100,734
Impairment losses for the year	440	10,580	3,901	14,921
Reclassifications	369	(58)	(311)	—
Reclassification to lease prepayments and other long-term assets	(14)	—	(316)	(330)
Written back on disposals	(534)	(22)	(17,067)	(17,623)
Exchange adjustments	27	1,865	84	1,976

Balance as of December 31, 2016	48,572	435,561	483,814	967,947

Balance as of January 1, 2017	48,572	435,561	483,814	967,947
Depreciation for the year	4,075	55,057	46,585	105,717
Impairment losses for the year	554	8,832	10,450	19,836
Reclassifications	(122)	(77)	199	—
Reclassification to lease prepayments and other long-term assets	(238)	(1,305)	(2,682)	(4,225)
Written back on disposals	(584)	(195)	(9,079)	(9,858)
Exchange adjustments	(57)	(2,056)	(96)	(2,209)

Balance as of December 31, 2017	52,200	495,817	529,191	1,077,208

Net book value:
Balance as of January 1, 2016	63,404	238,943	431,102	733,449

Balance as of December 31, 2016	66,348	215,124	409,122	690,594

Balance as of December 31, 2017	67,813	171,840	411,121	650,774

Note:

The additions to the oil and gas properties of the Group for the years ended December 31, 2016 and 2017 included RMB 3,420 and RMB 1,627 respectively, of the estimated dismantlement costs for site restoration (Note 28).